RELATED PARTY TRANSACTIONS- Disclosure of information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
Salaries and short-term employee benefits	$ 3,867	$ 2,712
Non-executive directors' fees	311	185
Non-executive directors' deferred share units	(707)	4,251
Share-based payments	3,408	2,713
Key management personnel compensation	$ 6,879	$ 9,861